Retirement Plans and Postretirement Costs (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Compensation And Retirement Disclosure [Abstract]
Employer contribution defined contribution plan	$ 1,805	$ 1,783	$ 1,729